Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000157008 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Intermediate-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Intermediate Aggregate ex Baa Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%.
  The Fund’s advisor added value through higher exposure to corporate and asset-backed securities and a larger credit beta overweight. The Fund nevertheless underperformed relative to its benchmark largely because the duration of the Fund’s portfolio was significantly longer.
  For the 10 years ended September 30, 2024, the Fund’s average annual return outpaced that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	10.07%	1.35%	2.01%
Bloomberg U.S. Intermediate Aggregate ex Baa Index	10.16%	0.68%	1.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 31,524,000,000
Holdings Count | Holding	1,975
Advisory Fees Paid, Amount	$ 3,822,000
Investment Company Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$31,524
Number of Portfolio Holdings	1,975
Portfolio Turnover Rate	228%
Total Investment Advisory Fees (in thousands)	$3,822

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	24.7%
Sovereign Bonds	2.0%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	58.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.1%)
Other Assets and Liabilities—Net	5.0%

C000157009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Short-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark, the Bloomberg Government/Credit 1‒3 Year ex Baa Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed because it had a greater exposure to corporate and asset-backed securities than its benchmark and was overweighted in segments of the market that are more sensitive to credit risk.
  For the 10 years ended September 30, 2024, the Fund’s average annual return outpaced that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2014, Through September 30, 2024
Initial Investment of $10,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	7.85%	2.03%	1.97%
Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index	7.02%	1.61%	1.55%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.87%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,874,000,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 124,000
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$5,874
Number of Portfolio Holdings	487
Portfolio Turnover Rate	112%
Total Investment Advisory Fees (in thousands)	$124

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	35.1%
Corporate Bonds	31.3%
Sovereign Bonds	2.0%
U.S. Government and Agency Obligations	26.1%
Other Assets and Liabilities—Net	5.5%

C000166996 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Investor Shares
Trading Symbol	VCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund slightly outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Investor Shares	11.92%	0.91%	1.95%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.64%

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,696,000,000
Holdings Count | Holding	2,417
Advisory Fees Paid, Amount	$ 1,332,000
Investment Company Portfolio Turnover	363.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$12,696
Number of Portfolio Holdings	2,417
Portfolio Turnover Rate	363%
Total Investment Advisory Fees (in thousands)	$1,332

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.4%
Corporate Bonds	31.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	18.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.3%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.9%)
Other Assets and Liabilities—Net	5.6%

C000166995 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund slightly outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Admiral Shares	12.09%	1.02%	2.07%
Bloomberg U.S. Aggregate Float Adjusted Index	11.47%	0.36%	1.64%

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,696,000,000
Holdings Count | Holding	2,417
Advisory Fees Paid, Amount	$ 1,332,000
Investment Company Portfolio Turnover	363.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$12,696
Number of Portfolio Holdings	2,417
Portfolio Turnover Rate	363%
Total Investment Advisory Fees (in thousands)	$1,332

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.4%
Corporate Bonds	31.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	18.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.3%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.9%)
Other Assets and Liabilities—Net	5.6%

C000231055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Investor Shares
Trading Symbol	VMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund primarily outperformed because of positive selection across high-, medium-, and low-quality bonds; bonds within the high-yield segment were especially helpful. The Fund also added value through a long beta position and tactical sector positioning during the fiscal year.
  The average annual return of the Fund since its inception on October 12, 2021, through September 30, 2024, was well above that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Investor Shares	14.82%	2.15%
Multi-Sector Income Bond Composite Index	14.18%	1.53%
Bloomberg U.S. Universal Bond Index	12.08%	-0.94%

Performance Inception Date	Oct. 12, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 206,000,000
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$206
Number of Portfolio Holdings	973
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds	69.2%
Floating Rate Loan Interests	1.8%
Sovereign Bonds	18.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	2.0%

C000231054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, the Fund outperformed its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund primarily outperformed because of positive selection across high-, medium-, and low-quality bonds; bonds within the high-yield segment were especially helpful. The Fund also added value through a long beta position and tactical sector positioning during the fiscal year.
  The average annual return of the Fund since its inception on October 12, 2021, through September 30, 2024, was well above that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Admiral Shares	14.93%	2.25%
Multi-Sector Income Bond Composite Index	14.18%	1.53%
Bloomberg U.S. Universal Bond Index	12.08%	-0.94%

Performance Inception Date	Oct. 12, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 206,000,000
Holdings Count | Holding	973
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$206
Number of Portfolio Holdings	973
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds	69.2%
Floating Rate Loan Interests	1.8%
Sovereign Bonds	18.4%
U.S. Government and Agency Obligations	8.3%
Other Assets and Liabilities—Net	2.0%

C000231057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Investor Shares
Trading Symbol	VCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, Vanguard Core-Plus Bond Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Investor Shares	12.73%	-0.55%
Bloomberg U.S. Universal Bond Index	12.08%	-0.91%

Performance Inception Date	Oct. 25, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 599,000,000
Holdings Count | Holding	1,658
Advisory Fees Paid, Amount	$ 62,000
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$599
Number of Portfolio Holdings	1,658
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$62

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.0%
Corporate Bonds	34.0%
Floating Rate Loan Interests	0.6%
Sovereign Bonds	22.4%
U.S. Government and Agency Obligations	36.4%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	3.8%

C000231056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2024, Vanguard Core-Plus Bond Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  The Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Admiral Shares	12.78%	-0.47%
Bloomberg U.S. Universal Bond Index	12.08%	-0.91%

Performance Inception Date	Oct. 25, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 599,000,000
Holdings Count | Holding	1,658
Advisory Fees Paid, Amount	$ 62,000
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$599
Number of Portfolio Holdings	1,658
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$62

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	6.0%
Corporate Bonds	34.0%
Floating Rate Loan Interests	0.6%
Sovereign Bonds	22.4%
U.S. Government and Agency Obligations	36.4%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	3.8%

C000246714 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond ETF
Class Name	ETF Shares
Trading Symbol	VCRB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of December 12, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.10%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on December 12, 2023, through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended September 30, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. For the fiscal year, the Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  Since its inception, the Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 12, 2023, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (12/12/2023)
ETF Shares Net Asset Value	8.43%
ETF Shares Market Price	8.62%
Bloomberg U.S. Aggregate Float Adjusted Index	7.12%

Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,170,000,000
Holdings Count | Holding	1,436
Advisory Fees Paid, Amount	$ 25,000
Investment Company Portfolio Turnover	426.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$1,170
Number of Portfolio Holdings	1,436
Portfolio Turnover Rate	426%
Total Investment Advisory Fees (in thousands)	$25

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	30.7%
Sovereign Bonds	11.3%
U.S. Government and Agency Obligations	55.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.3%)
Other Assets and Liabilities—Net	1.6%

C000246715 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond ETF
Class Name	ETF Shares
Trading Symbol	VPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of December 6, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on December 6, 2023, through September 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Universal Index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended September 30, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. For the fiscal year, the Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned about 11.5%.
  Since its inception, the Fund outperformed its benchmark by carrying a modest overweight to sectors that are more sensitive to credit risk. Other strategies, including adding duration, positioning for longer-term yields to be higher than short-term yields, and taking advantage of interest rate moves outside the U.S. bond market, such as those in Japan, added value. Selection in emerging markets bonds, high-yield bonds, and investment-grade corporate bonds also contributed to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 6, 2023, Through September 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (12/6/2023)
ETF Shares Net Asset Value	8.69%
ETF Shares Market Price	9.12%
Bloomberg U.S. Universal Bond Index	7.34%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 249,000,000
Holdings Count | Holding	1,262
Advisory Fees Paid, Amount	$ 12,000
Investment Company Portfolio Turnover	472.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2024)
Fund Net Assets (in millions)	$249
Number of Portfolio Holdings	1,262
Portfolio Turnover Rate	472%
Total Investment Advisory Fees (in thousands)	$12

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of September 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	4.5%
Corporate Bonds	32.1%
Floating Rate Loan Interests	0.1%
Sovereign Bonds	19.5%
U.S. Government and Agency Obligations	42.6%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(2.7%)
Other Assets and Liabilities—Net	3.9%

[1]	Annualized.
[2]	Annualized.